ROPES & GRAY LLP THREE EMBARCADERO CENTER SAN FRANCISCO, CA 94111-4006 WW.ROPESGRAY.COM

Chelsea M. Childs T +1 415 315 6374 chelsea.childs@ropesgray.com

March 3, 2021

Securities and Exchange Commission

Division of Investment Management

100 F Street, N.E.

Washington, DC 20549

Re:	DoubleLine Funds Trust (the “Trust”)
File Nos.: 333-164298 and 811-22378

Ladies and Gentlemen:

On behalf of the Trust, and pursuant to the Securities Act of 1933, as amended (the “Securities Act”), and Rule 497(j) thereunder, we hereby represent that the form of the Prospectus and Statement of Additional Information for DoubleLine Multi-Asset Trend Fund that would have been filed pursuant to the requirements of Rule 497(c) under the Securities Act, would not have differed from that contained in Post-Effective Amendment No. 84 to the Trust’s Registration Statement under the Securities Act and Amendment No. 93 to the Trust’s Registration Statement under the Investment Company Act of 1940, as amended (“Amendment No. 84”), as filed electronically with the Commission on February 25, 2021. Amendment No. 84 became effective on February 26, 2021.

If you have any questions or need any clarification concerning the foregoing or this filing, please call me at (415) 315-6374. Thank you for your attention in this matter.

Very truly yours,

/s/ Chelsea Childs

Chelsea Childs

cc:	Youse Guia
Adam Rossetti
Neal Zalvan
Timothy W. Diggins
Jeremy C. Smith